SEVERANCE PAY LIABILITY, NET (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Schedule of Defined Contribution Plans
These contributions represent defined contribution plans.

	Year ended December 31,
	2017	2016	2015

Expenses - defined contribution plan	$759	$769	$782